GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 156,488	$ 103,966
Goodwill acquired (note 5(a) and 5(b))	2,702	60,478
Foreign currency translation adjustments	(5,076)	(7,956)
Balance at end of year	154,114	156,488
OEM Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	103,567
Balance at end of year	101,404	103,567
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	24,993
Balance at end of year	26,469	24,993
Cloud and Connectivity Services [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	27,928
Balance at end of year	$ 26,241	$ 27,928